MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED SEPTEMBER 26, 2012 TO

PROSPECTUS DATED JULY 31, 2012

On August 9, 2012, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Marsico Capital Management, LLC (“Marsico”) as a sub-adviser to the Multi-Manager Large Cap Fund (the “Large Cap Fund”), effective September 12, 2012, and the appointment of WestEnd Advisors, LLC (“WestEnd”) to sub-advise a portion of the Large Cap Fund, effective on or about September 24, 2012. On August 9, 2012, the Board also approved the termination of Stone Harbor Investment Partners LP (“Stone Harbor”) as a sub-adviser to the Multi-Manager High Yield Opportunity Fund (“High Yield Opportunity Fund”), effective September 20, 2012 and the appointment of DDJ Capital Management, LLC (“DDJ”) to sub-advise a portion of the High Yield Opportunity Fund, effective on or about September 25, 2012. From September 12, 2012 until September 24, 2012 and from September 20, 2012 until September 25, 2012, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut managed the portion of each Fund previously managed by Marsico and Stone Harbor, respectively.

All references to Marsico and Stone Harbor in the Prospectus are hereby deleted.

1.	The paragraph under the “FUND SUMMARIES – Multi-Manager Large Cap Fund – MANAGEMENT” section on page 17 of the Prospectus is replaced with:

INVESTMENT ADVISERS AND SUB-ADVISERS. The Northern Trust Company of Connecticut, a direct subsidiary of Northern Trust Corporation, and Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager Large Cap Fund. Delaware Management Company Inc., Jennison Associates LLC, NWQ Investment Management Company, LLC and WestEnd Advisors, LLC each serves as a sub-adviser of the Fund.

2.	The following is added to the “FUND SUMMARIES – Multi-Manager Large Cap Fund – PORTFOLIO MANAGERS” table on page 17 of the Prospectus:

	Title	Portfolio Manager of Fund since:
WestEnd Advisors, LLC
Robert L. Pharr	Managing Partner and Chief Investment Officer	September 2012
Frederick O. Porter, CFA	Partner and Investment Analyst	September 2012
Edmund N. Durden	Partner and Investment Analyst	September 2012

3.	The paragraph under the “FUND SUMMARIES – Multi-Manager High Yield Opportunity Fund – MANAGEMENT” section on page 29 of the Prospectus is replaced with:

INVESTMENT ADVISERS AND SUB-ADVISERS. The Northern Trust Company of Connecticut, a direct subsidiary of Northern Trust Corporation, and Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager High Yield Opportunity Fund. DDJ Capital Management, LLC, Loomis, Sayles & Company, L.P. and Neuberger Berman Fixed Income LLC each serves as a sub-adviser of the Fund.

4.	The following is added to the “FUND SUMMARIES – Multi-Manager High Yield Opportunity Fund – PORTFOLIO MANAGERS” table beginning on page 29 of the Prospectus:

	Title	Portfolio Manager of Fund since:
DDJ Capital Management, LLC
Anthony M. Ranaldi	Portfolio Manager	September 2012
Joseph W. Lind, CFA	Assistant Portfolio Manager	September 2012

5.	The following is added to the “FUND MANAGEMENT – Multi-Manager Large Cap Fund” section beginning on page 38 of the Prospectus:

WESTEND ADVISORS, LLC (WESTEND”). WestEnd has managed a portion of the Fund since September 24, 2012. WestEnd is located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211. As of June 30, 2012, WestEnd

NORTHERN FUNDS PROSPECTUS

MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

had assets under management of approximately $2.3 billion. The firm was founded in 2004. Mr. Robert L. Pharr, a founder of WestEnd and the managing partner and Chief Investment Officer, is primarily responsible for the day-to-day management of the portion of the Fund sub-advised by WestEnd. From 1995 to 2003, Mr. Pharr was the President and founder of Providence Capital Management, Inc., a registered investment advisory firm that was the predecessor to WestEnd. Mr. Frederick O. Porter, partner and investment analyst, joined West End in 2008. Mr. Porter leads the top-down macro-economic research efforts for the Large Cap Core Equity portfolio. From 2004 to 2008, Mr. Porter was an analyst on Wachovia Securities’ leveraged loan trading desk and was an associate in their leveraged finance group. Mr. Edmund N. Durden joined WestEnd in 2006 as a partner and investment analyst. Mr. Durden leads the bottom-up stock research efforts for the Large Cap Core Equity portfolio. WestEnd uses a forward-looking, anticipatory investment strategy that focuses on particular sectors of the S&P 500 Index that tend to perform well in certain phases of an economic cycle. WestEnd then selects market-leading, financially strong companies that serve as proxies for the favored sectors or industries.

6.	The following is added to the “FUND MANAGEMENT – Multi-Manager High Yield Opportunity Fund” section beginning on page 41 of the Prospectus:

DDJ CAPITAL MANAGEMENT, LLC (“DDJ”). DDJ has managed a portion of the Fund since September 25, 2012. DDJ, a Massachusetts limited liability company, was founded in 1996 and is located at 130 Turner Street, Building 3, Suite 600, Waltham, Massachusetts 02453. As of June 30, 2012, DDJ had assets under management of $3.8 billion. Mr. Anthony M. Ranaldi is the portfolio manager primarily responsible for the day-to-day management of the portion of the Fund sub-advised by DDJ. Mr. Ranaldi joined DDJ in 2002 and is the portfolio manager for products pursuing the DDJ U.S. opportunistic high yield strategy. Mr. Joseph W. Lind, CFA joined DDJ in 2006 as a senior research analyst and, since 2011, has been the assistant portfolio manager for products pursuing the DDJ U.S. opportunistic high yield strategy. DDJ adheres to a value-oriented, bottom-up, fundamental investment philosophy of identifying investment opportunities.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (09/12)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated September 26, 2012 to Statement of Additional Information dated July 31, 2012

On August 9, 2012, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Marsico Capital Management, LLC (“Marsico”) as a sub-adviser to the Multi-Manager Large Cap Fund (the “Large Cap Fund”), effective September 12, 2012, and the appointment of WestEnd Advisors, LLC (“WestEnd”) to sub-advise a portion of the Large Cap Fund, effective on or about September 24, 2012. On August 9, 2012, the Board also approved the termination of Stone Harbor Investment Partners LP (“Stone Harbor”) as a sub-adviser to the Multi-Manager High Yield Opportunity Fund (“High Yield Opportunity Fund”), effective September 20, 2012 and the appointment of DDJ Capital Management, LLC (“DDJ”) to sub-advise a portion of the High Yield Opportunity Fund, effective on or about September 25, 2012. From September 12, 2012 until September 24, 2012 and from September 20, 2012 until September 25, 2012, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut managed the portion of each Fund previously managed by Marsico and Stone Harbor, respectively. All references to Marsico and Stone Harbor in the SAI are hereby deleted.

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 52 of the SAI with respect to the Multi-Manager Large Cap Fund and Multi-Manager High Yield Opportunity Fund is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Large Cap Fund	Delaware Management Company (“Delaware Investments”) Jennison Associates LLC (“Jennison”) NWQ Investment Management Company, LLC (“NWQ”) WestEnd Advisors, LLC (“WestEnd”)

Multi-Manager High Yield Opportunity Fund	DDJ Capital Management, LLC (“DDJ”) Loomis, Sayles & Company, L.P. (“Loomis Sayles”) Neuberger Berman Fixed Income LLC (“NBFI”)

2.	The following is added to the ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 53 of the SAI:

WestEnd

WestEnd is an independent investment advisory firm structured as a North Carolina limited liability corporation. WestEnd is 100% owned by its employees.

DDJ

DDJ is a Massachusetts-based limited liability company. David Breazzano, co-founder, President and Chief Investment Officer, controls a majority of DDJ’s ownership and has control over the day-to-day operations and governance of DDJ.

3.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section beginning on page 65 of the SAI under “Multi-Manager Large Cap Fund” and “Multi-Manager High Yield Opportunity Fund”:

Multi-Manager Large Cap Fund	WestEnd Robert L. Pharr Frederick O. Porter, CFA Edmund N. Durden

Multi-Manager High Yield Opportunity Fund	DDJ Anthony M. Ranaldi Joseph W. Lind, CFA

4.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers – Multi-Manager Large Cap Fund” beginning on page 81 of the SAI:

WestEnd

The table below discloses the accounts within each type of category listed below for which Robert L. Pharr was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$419	0	$0
Other Pooled Investment Vehicles:	6	$457	0	$0
Other Accounts:	1,152	$1,397	0	$0

The table below discloses the accounts within each type of category listed below for which Frederick O. Porter, CFA was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$419	0	$0
Other Pooled Investment Vehicles:	6	$457	0	$0
Other Accounts:	1,152	$1,397	0	$0

The table below discloses the accounts within each type of category listed below for which Edmund N. Durden was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$419	0	$0
Other Pooled Investment Vehicles:	6	$457	0	$0
Other Accounts:	1,152	$1,397	0	$0

5.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers – Multi-Manager High Yield Opportunity Fund” beginning on page 92 of the SAI:

The table below discloses the accounts within each type of category listed below for which Anthony M. Ranaldi was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2012.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	1	*	$166.2	0	$0
Other Pooled Investment Vehicles:	3		$142.7	0	$0
Other Accounts:	22		$3,316.7	5	$1,286.8

*DDJ serves as sub-adviser

The table below discloses the accounts within each type of category listed below for which Joseph W. Lind, CFA was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2012.

Type of Accounts	Total # of Accounts Managed		Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0		$0	0	$0
Northern Institutional Funds:	0		$0	0	$0
Other Registered Investment Companies:	1	*	$166.2	0	$0
Other Pooled Investment Vehicles:	3		$142.7	0	$0
Other Accounts:	22		$3,316.7	5	$1,286.8

*DDJ serves as sub-adviser

6.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Multi-Manager Large Cap Fund” beginning on page 109 of the SAI:

WestEnd

WestEnd’s investment team manages other accounts with similar objectives as the Fund, which may give rise to potential conflicts of interest. WestEnd does not believe these conflicts are material. To the extent that conflicts arise that are material, WestEnd believes its policies and procedures are designed to effectively manage those conflicts in an appropriate way.

For each investment strategy offered, investment decisions are made at the product level. All accounts in a particular strategy hold the same securities in the same relative quantities. Any changes to the model are executed across all accounts in the strategy at or around the same time (subject to WestEnd’s trading procedures), provided client-imposed restrictions do not require exclusion.

A potential conflict of interest may exist as a result of WestEnd’s portfolio managers managing the Fund along with other accounts, which, in theory, may allow the portfolio managers to allocate investment opportunities in a way that favors the other accounts over the Fund. Notwithstanding this theoretical conflict of interest, it is WestEnd’s policy to manage each account based on its investment objectives and restrictions. WestEnd has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis and in a manner consistent with each account’s investment objectives and restrictions.

WestEnd does not charge any performance-based fees.

WestEnd provides investment advisory services in which investment decisions for clients are made on a fully discretionary basis, including the selection of brokers to execute trades and the amount of commissions or markups paid to those brokers. WestEnd will make investment decisions for client accounts in accordance with the investment objectives, risk tolerance, investment time horizon, and any investment policies, guidelines, or reasonable restrictions as client may impose in writing, and to which WestEnd agrees.

WestEnd may choose, but is not required, to aggregate client orders consistent with its policy of seeking best price and execution. Clients participating in an aggregated order participate at the average share price. If an aggregated order is filled in its entirety, it is allocated to client accounts according to a predetermined allocation. If an order is partially filled, it is allocated on a pro rata basis. The lack of available cash in an account will preclude its inclusion in an investment otherwise suitable for the client. Also, to the extent that the limited availability of a security would result in a de minimis allocation, WestEnd may exclude one or more accounts from participating in the order. When aggregating orders, WestEnd seeks to avoid favoring any client account over any other client account. WestEnd treats its clients fairly in the ordering and execution of trades. When WestEnd trades across all client accounts, a random order determines the sequence trades are sent to the appropriate broker.

In selecting a broker or dealer, WestEnd seeks competitive commission rates. However, WestEnd also considers a number of other factors, including:

•	research capabilities and the success of prior research recommendations

•	commission rates

•	ability to execute trades timely, accurately and efficiently

•	nature and frequency of sales coverage

•	specialization in a market, sector or industry

•	back office and processing capabilities

•	financial stability

•	reputation

•	responsiveness

WestEnd currently does not use any mixed-used products under any soft-dollar arrangement. WestEnd receives proprietary research from brokers in exchange for executing client transactions. This may cause WestEnd to select a broker based on the research received rather than on the client’s interest in receiving the most favorable execution. Research services include, among other things: market, economic or financial data; a particular aspect of economics or on the economy in general; statistical information; data on pricing and availability of securities; financial publications; electronic market quotations; analyses concerning specific securities, companies, industries or sectors; and market, economic and financial studies and forecasts. Although research will be used to service all clients, brokerage commissions paid by a client may be used to pay for research that is not used in managing the client’s account.

A client may pay a brokerage commission in excess of that which another broker might charge for effecting the same transaction where WestEnd determines, in good faith, that the commission is reasonable in relation to the value of the brokerage and research services received. WestEnd regularly evaluates brokerage services and the commissions paid to make a good faith determination that the amount of the commission is reasonable in relation to the value of the research received. The extent to which commission rates charged by brokers reflect the value of research cannot be readily determined. However, WestEnd makes every attempt to negotiate the lowest possible transaction costs to clients.

7.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Multi-Manager High Yield Opportunity Fund” beginning on page 123 of the SAI:

DDJ

From time to time, DDJ may encounter potential conflicts of interest with respect to the management of this account. The following are some examples of such potential conflicts of interest, as well as the procedures implemented to minimize the risk of such a conflict causing any harm to a DDJ-managed client account:

•

DDJ and its portfolio managers may face a potential conflict of interest concurrently managing the portion of the Fund that DDJ sub-advises alongside other client accounts that have a higher management fee or performance fee component, as DDJ may have an incentive to direct its best investment ideas to, or allocate or sequence trades in favor of, such accounts compared with the portion of the Fund DDJ sub-advises. DDJ has a fiduciary duty to its clients not to favor the account of one client over that of another, without regard to the types and amounts of fees paid by those accounts. Accordingly, to address this potential conflict of interest, DDJ adheres to written initial order and allocation guidelines, which guidelines are designed to ensure the equitable allocation of investment opportunities across all of DDJ’s client accounts without regard to fee structure.

•

When an employee desires to execute a personal trade in a security, if a portfolio believes such an investment may also be appropriate for a DDJ client, a conflict of interest may arise, as such employee may have an incentive to place order first in his or her personal account prior to making a corresponding recommendation for a client, such as the Fund. Similarly, employees may have an incentive to benefit from the market effect of trades in a client account by trading shortly thereafter in their personal accounts. In order to address this conflict of interest, pursuant to the DDJ Code of Ethics, DDJ has implemented specific blackout periods for certain securities during which time personal trading by portfolio managers (prior to the placement of a client trade in the securities of a particular issuer) and all employees (following the placement and subsequent execution of a client order) is prohibited.

•

In certain situations, in return for certain “soft dollar” benefits, DDJ may cause the portion of the Fund that DDJ sub-advises to pay commissions higher than those that may be charged by other broker-dealers. This “paying-up” of commissions creates a potential conflict of interest, as DDJ may have an incentive to select or recommend a broker-dealer based on DDJ’s interest in receiving soft dollars and accompanying research services, rather than based on the client’s best interest in receiving the most favorable execution on its transactions. To address any potential conflicts of interest arising in connection with the use of any soft dollars to pay for research services, DDJ, under the direction of the Chief Compliance Officer, complies with the safe harbor regarding the use of client funds to purchase certain research services as established by Section 28(e) of the Securities Exchange Act of 1934.

Moreover, because DDJ generates soft dollars only by trading publicly-traded equity securities, which are not expected to be a component of the investment strategy pursued by the Fund, DDJ does not believe that this area represents a significant potential conflict of interest.

DDJ believes that its compliance policies and procedures, which are reviewed and monitored by DDJ’s Chief Compliance Officer, are appropriately designed to prevent these and other potential conflicts of interest faced by DDJ.

8.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager Large Cap Fund” beginning on page 130 of the SAI:

WestEnd

Key personnel are provided with competitive compensation including salaries, bonuses and equity participation. WestEnd’s compensation program supports retention and its corporate culture fosters teamwork as well as the means for excellence to be recognized and rewarded. No conflicts are present that may impede management of the Fund or other accounts.

9.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager High Yield Opportunity Fund” beginning on page 137 of the SAI:

DDJ

DDJ’s compensation and incentive program for portfolio managers will generally consist of the following three components:

•	Base salary;
•	Performance-based cash bonus; and
•	Long-term equity compensation.

Portfolio performance, adherence to DDJ’s investment strategy and philosophy, and the achievement of individual and departmental goals, are important factors considered during bonus reviews and allocations. Members of the investment team may be offered long-term equity ownership in the general partnership of DDJ-managed funds as well as phantom “points” in the performance-based fee component of certain separate accounts. Furthermore, ownership of DDJ, in the form of equity of a profits interest, may be offered to senior team members as a retention component of their compensation package. The portfolio manager is compensated based on performance of all accounts under management, and performance of the Fund would be an element of such compensation going forward.

10.	The following information, as of June 30, 2012, is added under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 139 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

WestEnd
Robert L. Pharr Frederick O. Porter, CFA Edmund N. Durden	Multi-Manager Large Cap Fund Multi-Manager Large Cap Fund Multi-Manager Large Cap Fund	$0 $0 $0

DDJ
Anthony M. Ranaldi Joseph W. Lind, CFA	Multi-Manager High Yield Opportunity Fund Multi-Manager High Yield Opportunity Fund	$0 $0